Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	$ 55,822
Intangible assets, end of year	51,247	$ 55,822
Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	230,207	232,526
Effect of movements in exchange rates	(770)	(2,319)
Intangible assets, end of year	229,437	230,207
Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(174,385)	(172,116)
Amortization charge	(4,557)	(4,708)
Effect of movements in exchange rates	752	2,439
Intangible assets, end of year	(178,190)	(174,385)
Contracts [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	1,725
Intangible assets, end of year	732	1,725
Contracts [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	111,388	113,707
Effect of movements in exchange rates	(770)	(2,319)
Intangible assets, end of year	110,618	111,388
Contracts [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(109,663)	(111,094)
Amortization charge	(975)	(1,008)
Effect of movements in exchange rates	752	2,439
Intangible assets, end of year	(109,886)	(109,663)
Intellectual Property [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	54,097
Intangible assets, end of year	50,515	54,097
Intellectual Property [member] | Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	118,819	118,819
Effect of movements in exchange rates	0	0
Intangible assets, end of year	118,819	118,819
Intellectual Property [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(64,722)	(61,022)
Amortization charge	(3,582)	(3,700)
Effect of movements in exchange rates	0	0
Intangible assets, end of year	$ (68,304)	$ (64,722)